SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Quartzite unprocessed blocks		$ 116,143
Quartzite processed slabs	49,805	55,583
Total	$ 49,805	$ 171,726